Long-term debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
The following table presents the contractual maturity and interest payments for long-term debt issued by the Bank as at 31 December 2016. The interest payments are calculated until contractual maturity using the current LIBOR rates.

						Interest payments until contractual maturity
Long-term debt	Earliest date redeemable at the Bank's option	Contractual maturity date	Interest rate until date redeemable	Interest rate from earliest date redeemable to contractual maturity	Principal Outstanding	Within 1 year	1 to 5 years	After 5 years
Bermuda
2003 issuance - Series B	27 May 2013	27 May 2018	5.15%	3 months US$ LIBOR + 2.000%	47,000	1,354	672	—
2005 issuance - Series B	2 July 2015	2 July 2020	5.11%	3 months US$ LIBOR + 1.695%	45,000	1,158	3,184	—
2008 issuance - Series B	27 May 2018	27 May 2023	8.44%	3 months US$ LIBOR + 4.929%	25,000	2,110	6,185	2,188
Total					117,000	4,622	10,041	2,188